LONG-TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
SCHEDULE OF SETS FORTH CHANGES IN GROUP’S LONG TERM INVESTMENT

The following table sets forth the changes in the Group’s long-term investment:

	Initial cost	Accumulated loss	Carrying value	% of share
Equity method investment: Smart Minds Holdings Limited (“Smart Minds”)	US$	US$	US$
Balance as of January 1, 2024	-	-	-
Initial cost increased	1,073,643	-	1,073,643
Loss pick up	-	(42,988)	(42,988)
Foreign exchange difference	-	-	(194)
Balance as of December 31, 2024	1,073,643	(42,988)	1,030,461	15.0%
Initial cost increased	1,837,387	-	1,837,387	24.9%
Loss pick up	-	(98,938)	(98,938)
Changes due to acquisitions	(2,911,030)	141,926	(2,769,104)
Foreign exchange difference	-	-	194
Balance as of December 31, 2025	-	-	-	-